Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Acquisition of businesses, cash acquired			$ 14,463